Document And Entity Information	3 Months Ended
	Jan. 31, 2015	Mar. 11, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	ITUS CORPORATION
Document Type	POS AM
Entity Common Stock, Shares Outstanding		218,932,190
Amendment Flag	false
Entity Central Index Key	0000715446
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Jan. 31, 2015